Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 29, 2024	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Additional paid in capital						$ 761,700	$ 761,700
Aggregate Liquidation Preference Shares						1,000,000	775,000
Preferred Stock Issuance Cost						29,500		$ 21,500
Authorized share capital						$ 977	$ 795
Number of ordinary shares						750,000,000	750,000,000
Ordinary shares, par value						$ 0.001	$ 0.001
Number of preference shares						150,000,000	30,000,000
Preference shares, par value						$ 0.0015144558
Ordinary shares, issued						90,833,333	90,833,333
Preference shares liquidation preference, value		$ 225,000	$ 250,000
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preferred Stock Issuance Cost					$ 4,400
Preference shares, par value						$ 0.0015144558
Preference shares, issued					11,000,000,000,000	11,000,000	11,000,000
Preference shares, rate	5.95%				5.95%	5.95%
Redemption price per share					$ 25	$ 25
Proceeds or share issuance					$ 270,600
Preference shares liquidation preference, value					$ 275,000
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred Stock Issuance Cost				$ 8,700
Preference shares, par value						$ 0.0015144558
Preference shares, issued				10,000,000		10,000,000	10,000,000
Preference shares, rate				5.625%		5.625%
Redemption price per share				$ 25		$ 25
Proceeds or share issuance				$ 241,300
Preference shares liquidation preference, value				$ 250,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred Stock Issuance Cost			$ 8,400
Preference shares, par value						$ 0.0015144558
Preference shares, issued			10,000,000			10,000,000	10,000,000
Preference shares, rate			5.625%			5.625%
Redemption price per share			$ 25			$ 25,000
Depositary share interest of 1/1000th in each 5.625%			0.001%
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Class of Stock [Line Items]
Preferred Stock Issuance Cost		$ 8,000
Preference shares, par value						$ 0.0015144558
Preference shares, issued		9,000,000				9,000,000	0
Preference shares, rate		7.00%				7.00%
Redemption price per share		$ 25				$ 25,000
Proceeds or share issuance		$ 217,000
Depositary share interest of 1/1000th in each 5.625%		0.001%
Additional paid-in capital | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance			$ 241,600